Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
IMS Capital Value Fund (Institutional Class Shares)
Shareholder Report [Line Items]
Fund Name	IMS Capital Value Fund
Class Name	Institutional Class
Trading Symbol	IMSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the IMS Capital Value Fund (the “Value Fund”) for the six months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Value Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at http://www.imsfunds.com/resources/. You can also request this information without charge by contacting the Value Fund at (877) 244-6235.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	http://www.imsfunds.com/resources/
Expenses [Text Block]

What were the Value Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$94	1.77%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.77%
Performance Past Does Not Indicate Future [Text]	The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Average Annual Return [Table Text Block]

How has the Value Fund performed during the past 10 years?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	17.02%	12.28%	11.05%
S&P 500® Total Return Index	17.88%	14.42%	14.81%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on the Value Fund distributions or on the redemption of the Value Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235
Net Assets	$ 55,461,783
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 330,711
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What are some Value Fund statistics?
Fund Statistics
Total Net Assets	$55,461,783	Investment Advisory Fees Paid	$330,711
Number of Portfolio Holdings	30	Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Value Fund invest in?

Sector Allocation (as a % of Portfolio)
Information Technology Communication Services	30.48% 21.65%	Health Care Utilities	4.81% 2.99%
Consumer Discretionary	15.40%	Cash & Cash Equivalents	1.97%
Financials	14.11%	Energy	1.79%
Industrials	5.71%	Consumer Staples	1.09%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Meta Platforms, Inc. – Class A Alphabet, Inc. – Class C	9.76% 9.05%	Amazon.com, Inc. Microsoft Corp.	6.06% 4.53%
Wells Fargo & Co.	7.23%	Dutch Bros., Inc. – Class A	4.19%
NVIDIA Corp.	6.73%	Apple, Inc.	3.92%
Broadcom, Inc.	6.37%	UnitedHealth Group, Inc.	3.32%

Material Fund Change [Text Block]

How has the Value Fund changed?

On August 26, 2025, Pinnacle Wealth Advisors, Inc. ("Pinnacle"), an Oregon corporation, agreed to acquire IMS Capital Management, Inc. ("IMS Capital"), an Oregon corporation and the former investment adviser to the Value Fund, effective as of September 30, 2025. Pinnacle now serves as the investment adviser to the Value Fund effective October 1, 2025.

IMS Strategic Income Fund (Institutional Class Shares)
Shareholder Report [Line Items]
Fund Name	IMS Strategic Income Fund
Class Name	Institutional Class
Trading Symbol	IMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the IMS Strategic Income Fund (the “Income Fund”) for the six months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Income Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at http://www.imsfunds.com/resources/. You can also request this information without charge by contacting the Income Fund at (877) 244-6235.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	http://www.imsfunds.com/resources/
Expenses [Text Block]

What were the Income Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$101	1.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.97%
Performance Past Does Not Indicate Future [Text]	The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Average Annual Return [Table Text Block]

How has the Income Fund performed during the past 10 years?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	8.82%	2.47%	1.34%
Bloomberg Barclays U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on the Income Fund distributions or on the redemption of the Income Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235
Net Assets	$ 12,570,170
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 16,245
Investment Company, Portfolio Turnover	271.89%
Additional Fund Statistics [Text Block]	What are some Income Fund statistics?
Fund Statistics
Total Net Assets	$12,570,170	Investment Advisory Fees Paid	$16,245
Number of Portfolio Holdings	26	Portfolio Turnover Rate	271.89%

Holdings [Text Block]	What did the Income Fund invest in?
Investment Category Allocation (as a % of Portfolio)
Corporate Bonds	57.94%	Structured Notes	15.84%
Common Stock	17.05%	Cash & Cash Equivalents	9.17%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Federated Hermes Government Obligations Fund Staples, Inc. (Corporate Bond)	8.16% 5.83%	Bank of Montreal (Structured Note) Societe Generale SA (Structured Note)	4.72% 4.61%
Royal Caribbean Cruises Ltd. (Corporate Bond)	5.51%	Ford Motor Co. (Corporate Bond)	4.42%
Service Properties Trust (Corporate Bond)	5.44%	Occidental Petroleum Corp. (Corporate Bond)	4.24%
Navient Corp. (Corporate Bond)	4.91%	Bausch Health Cos, Inc. (Corporate Bond)	4.12%

Material Fund Change [Text Block]

How has the Income Fund changed?

On August 26, 2025, Pinnacle Wealth Advisors, Inc. ("Pinnacle"), an Oregon corporation, agreed to acquire IMS Capital Management, Inc. ("IMS Capital"), an Oregon corporation and the former investment adviser to the Income Fund, effective as of September 30, 2025. Pinnacle now serves as the investment adviser to the Income Fund effective October 1, 2025.